Capital Requirements and Other Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Actual Capital Amounts and Ratio's

The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31, 2013 and 2012 are presented in the following table.

(Dollars in thousands)	December 31, 2013
	Minimum		Well Capitalized				Actual
	Amount	Ratio	Amount		Ratio		Amount	Ratio
Tier 1 Leverage
Consolidated	$507,760	4.00%	$	N/A	N/A	%	$1,231,886	9.70%
IBERIABANK	505,723	4.00		632,154	5.00		1,069,783	8.46

Tier 1 risk-based capital
Consolidated	$426,002	4.00%	$	N/A	N/A	%	$1,231,886	11.57%
IBERIABANK	424,578	4.00		636,868	6.00		1,069,783	10.08

Total risk-based capital
Consolidated	$852,005	8.00%	$	N/A	N/A	%	$1,365,280	12.82%
IBERIABANK	849,157	8.00		1,061,446	10.00		1,202,738	11.33

	December 31, 2012
	Minimum		Well Capitalized				Actual
	Amount	Ratio	Amount		Ratio		Amount	Ratio
Tier 1 Leverage
Consolidated	$488,803	4.00%	$	N/A	N/A	%	$1,185,144	9.70%
IBERIABANK	486,307	4.00		607,884	5.00		1,041,540	8.57

Tier 1 risk-based capital
Consolidated	$366,792	4.00%	$	N/A	N/A	%	$1,185,144	12.92%
IBERIABANK	365,230	4.00		547,845	6.00		1,041,540	11.41

Total risk-based capital
Consolidated	$733,583	8.00%	$	N/A	N/A	%	$1,301,498	14.19%
IBERIABANK	730,461	8.00		913,076	10.00		1,157,412	12.68